Assets held for sale and Vessels and drydock	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Assets held for sale and Vessels and drydock	Assets held for sale and Vessels and drydock
Assets held for sale
During the six months ended June 30, 2022, we entered into agreements to sell 18 vessels, consisting of three LR2s, 12 LR1s, and three MRs. The sales prices of each of the three LR2s (STI Savile Row, STI Carnaby and STI Nautilus) were $43.0 million, $43.0 million and $42.7 million, respectively. The sales price of the 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision) was $413.8 million in aggregate. The sales prices of each of the three MRs (STI Fontvieille, STI Benicia, and STI Majestic) were $23.5 million, $26.5 million, and $34.9 million, respectively.
Of these vessels held for sale, the net book value of the 17 vessels were previously recorded within Vessels and drydock and the net book value for one vessel (STI Majestic) was previously recorded within Right of use assets for vessels (Note 6).
Seven of these sales closed within the first quarter of 2022 (six LR1s and one MR) and nine of these sales closed within the second quarter of 2022 (two LR2s, six LR1s, and one MR) for an aggregate sales price of $558.2 million. As a result of these transactions, we recorded an aggregate loss of $63.8 million (inclusive of a $0.5 million write-off of goodwill on the LR2 vessels). Additionally, we repaid aggregate outstanding debt and sale and leaseback obligations of $313.1 million and incurred debt extinguishment costs (write-offs of deferred financing fees and discounts plus fees) of $2.9 million related to these vessel sales.
As of June 30, 2022, two vessels were classified as held for sale. One MR vessel (STI Benicia) was measured at its fair value less estimated costs to sell on the date held for sale, and we recorded a loss of $5.4 million during the six months ended June 30, 2022 relating to this sale, which closed in July 2022. Additionally, we repaid the aggregate outstanding lease obligation of $14.2 million relating to this vessel in June 2022, in advance of the closing of the sale.
One LR2 vessel (STI Nautilus) was measured at its carrying amount on the date that it was held for sale as its sale is expected to result in a gain of approximately $2.5 million, which we expect to record upon the closing of the sale that occurred in August 2022. We repaid aggregate outstanding debt of $20.0 million related to this sale in July 2022.
We also incurred debt extinguishment costs (write-offs of deferred financing fees and discounts plus fees) of $0.5 million during the six months ended June 30, 2022 relating to these repayments.
Operating vessels and drydock
The following is a rollforward of the activity within Vessels and drydock from January 1, 2022 through June 30, 2022.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2022	$4,782,886	$135,471	$4,918,357
Additions (1)	16,713	8,860	25,573
Disposal of vessels (2)	(758,250)	(22,641)	(780,891)
Fully depreciated assets (3)	—	(3,222)	(3,222)
As of June 30, 2022	4,041,349	118,468	4,159,817

Accumulated depreciation
As of January 1, 2022	(1,020,407)	(55,879)	(1,076,286)
Charge for the period	(73,515)	(11,644)	(85,159)
Disposal of vessels (2)	136,581	6,560	143,141
Fully depreciated assets (3)	—	3,222	3,222
As of June 30, 2022	(957,341)	(57,741)	(1,015,082)
Net book value
As of June 30, 2022	$3,084,008	$60,727	$3,144,735

Net book value
As of December 31, 2021	$3,762,479	$79,592	$3,842,071
(1)Additions during the six months ended June 30, 2022 primarily relate to the various costs relating to drydocks, ballast water treatment systems, and scrubber installations.
(2)Represents the net book value of 17 vessels, consisting of three LR2s (STI Savile Row, STI Carnaby and STI Nautilus), 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision), and two MRs (STI Fontvieille and STI Benicia) which were contracted to be sold during the six months ended June 30, 2022. These transactions are described above.
(3)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2022:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber	Total drydock additions	Scrubber (1)	BWTS (1)	Other equipment	Capitalized interest	Total vessel additions
	$8,710	$150	$8,860	$14,003	$2,349	$268	$93	$16,713
(1)Additions during the six months ended June 30, 2022 includes new costs and adjustments to costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
Exhaust Gas Cleaning Systems or Scrubbers, and Ballast Water Treatment Systems
We previously commenced a program to retrofit the majority of our vessels with exhaust gas cleaning systems, or scrubbers and ballast water treatment systems, or BWTS. Costs capitalized for these systems include the cost of the base equipment that we have contracted to purchase in addition to directly attributable installation costs. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the scrubber cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation.
As of June 30, 2022, we have retrofitted a total of 85 of our vessels with scrubbers and 50 vessels with BWTS (which includes vessels that have been sold). The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2022 (1):

In thousands of U.S. dollars	As of June 30, 2022
Less than 1 month	$—
1-3 months	3,187
3 months to 1 year	8,712
1-5 years	3,154
5+ years	—
Total	$15,053
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.
Assets held for sale and Vessels and drydock	Assets held for sale and Vessels and drydock
Assets held for sale
During the six months ended June 30, 2022, we entered into agreements to sell 18 vessels, consisting of three LR2s, 12 LR1s, and three MRs. The sales prices of each of the three LR2s (STI Savile Row, STI Carnaby and STI Nautilus) were $43.0 million, $43.0 million and $42.7 million, respectively. The sales price of the 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision) was $413.8 million in aggregate. The sales prices of each of the three MRs (STI Fontvieille, STI Benicia, and STI Majestic) were $23.5 million, $26.5 million, and $34.9 million, respectively.
Of these vessels held for sale, the net book value of the 17 vessels were previously recorded within Vessels and drydock and the net book value for one vessel (STI Majestic) was previously recorded within Right of use assets for vessels (Note 6).
Seven of these sales closed within the first quarter of 2022 (six LR1s and one MR) and nine of these sales closed within the second quarter of 2022 (two LR2s, six LR1s, and one MR) for an aggregate sales price of $558.2 million. As a result of these transactions, we recorded an aggregate loss of $63.8 million (inclusive of a $0.5 million write-off of goodwill on the LR2 vessels). Additionally, we repaid aggregate outstanding debt and sale and leaseback obligations of $313.1 million and incurred debt extinguishment costs (write-offs of deferred financing fees and discounts plus fees) of $2.9 million related to these vessel sales.
As of June 30, 2022, two vessels were classified as held for sale. One MR vessel (STI Benicia) was measured at its fair value less estimated costs to sell on the date held for sale, and we recorded a loss of $5.4 million during the six months ended June 30, 2022 relating to this sale, which closed in July 2022. Additionally, we repaid the aggregate outstanding lease obligation of $14.2 million relating to this vessel in June 2022, in advance of the closing of the sale.
One LR2 vessel (STI Nautilus) was measured at its carrying amount on the date that it was held for sale as its sale is expected to result in a gain of approximately $2.5 million, which we expect to record upon the closing of the sale that occurred in August 2022. We repaid aggregate outstanding debt of $20.0 million related to this sale in July 2022.
We also incurred debt extinguishment costs (write-offs of deferred financing fees and discounts plus fees) of $0.5 million during the six months ended June 30, 2022 relating to these repayments.
Operating vessels and drydock
The following is a rollforward of the activity within Vessels and drydock from January 1, 2022 through June 30, 2022.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2022	$4,782,886	$135,471	$4,918,357
Additions (1)	16,713	8,860	25,573
Disposal of vessels (2)	(758,250)	(22,641)	(780,891)
Fully depreciated assets (3)	—	(3,222)	(3,222)
As of June 30, 2022	4,041,349	118,468	4,159,817

Accumulated depreciation
As of January 1, 2022	(1,020,407)	(55,879)	(1,076,286)
Charge for the period	(73,515)	(11,644)	(85,159)
Disposal of vessels (2)	136,581	6,560	143,141
Fully depreciated assets (3)	—	3,222	3,222
As of June 30, 2022	(957,341)	(57,741)	(1,015,082)
Net book value
As of June 30, 2022	$3,084,008	$60,727	$3,144,735

Net book value
As of December 31, 2021	$3,762,479	$79,592	$3,842,071
(1)Additions during the six months ended June 30, 2022 primarily relate to the various costs relating to drydocks, ballast water treatment systems, and scrubber installations.
(2)Represents the net book value of 17 vessels, consisting of three LR2s (STI Savile Row, STI Carnaby and STI Nautilus), 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision), and two MRs (STI Fontvieille and STI Benicia) which were contracted to be sold during the six months ended June 30, 2022. These transactions are described above.
(3)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2022:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber	Total drydock additions	Scrubber (1)	BWTS (1)	Other equipment	Capitalized interest	Total vessel additions
	$8,710	$150	$8,860	$14,003	$2,349	$268	$93	$16,713
(1)Additions during the six months ended June 30, 2022 includes new costs and adjustments to costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
Exhaust Gas Cleaning Systems or Scrubbers, and Ballast Water Treatment Systems
We previously commenced a program to retrofit the majority of our vessels with exhaust gas cleaning systems, or scrubbers and ballast water treatment systems, or BWTS. Costs capitalized for these systems include the cost of the base equipment that we have contracted to purchase in addition to directly attributable installation costs. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the scrubber cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation.
As of June 30, 2022, we have retrofitted a total of 85 of our vessels with scrubbers and 50 vessels with BWTS (which includes vessels that have been sold). The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2022 (1):

In thousands of U.S. dollars	As of June 30, 2022
Less than 1 month	$—
1-3 months	3,187
3 months to 1 year	8,712
1-5 years	3,154
5+ years	—
Total	$15,053
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.